Intangible Assets, Net (Details) - Intangible Assets [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expenses	¥ 69	$ 9	¥ 85
Minimum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	1 year	1 year
Maximum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	10 years	10 years